Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of Financial Assets at Amortized Cost

in CHF thousands	Financial assets at amortized costs
2024
Cash and cash equivalents	63,874
Trade receivables	286
Accrued income	276
Short-term time deposits	85,565
Balance at December 31	150,001
2023
Cash and cash equivalents	67,309
Trade receivables	295
Accrued income	1,131
Short-term time deposits	119,580
Balance at December 31	188,315

Disclosure of Financial Liabilities at Amortized Cost

in CHF thousands	Financial liabilities at amortized cost
2024
Trade payables	679
Accrued project costs and royalties	2,057
Lease liabilities	2,444
Other non-employee related accrued expenses	551
Balance at December 31	5,731
2023
Trade payables	410
Accrued project costs and royalties	1,827
Lease liabilities	3,652
Other non-employee related accrued expenses	704
Balance at December 31	6,593